ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - STATEMENTS OF OPERATIONS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements, Captions [Line Items]
Operating revenues	$ 1,727,923	$ 5,736,801	$ 5,188,942
Operating costs and expenses:
General and administrative	424,398	559,480	505,930
Development costs	25,616	57,433	23,029
Property charges and other	47,223	20,815	29,147
Total operating costs and expenses	2,668,480	4,989,123	4,575,495
Operating loss	(940,557)	747,678	613,447
Non-operating income (expenses):
Interest income	5,134	9,311	5,471
Foreign exchange losses, net	(2,079)	(10,756)	(10,497)
Other income, net	(150,969)	(23,914)	3,684
Total non-operating (expenses) income, net	(516,970)	(345,111)	(274,313)
(Loss) income before income tax	(1,457,527)	402,567	339,134
Income tax credit	(2,913)	8,339	238
Net (loss) income	(1,454,614)	394,228	338,896
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Operating revenues	14,614	18,381	18,267
Operating costs and expenses:
General and administrative	(60,688)	(47,689)	(41,204)
Development costs	(30,242)	(50,795)	(24,095)
Property charges and other	(3,782)	0	0
Total operating costs and expenses	(94,712)	(98,484)	(65,299)
Operating loss	(80,098)	(80,103)	(47,032)
Non-operating income (expenses):
Interest income	58	305	129
Foreign exchange losses, net	(4,871)	(1,983)	(6,958)
Other income, net	14,530	11,627	10,636
Share of results of subsidiaries	(1,195,569)	442,325	378,951
Total non-operating (expenses) income, net	(1,185,852)	452,274	382,758
(Loss) income before income tax	(1,265,950)	372,171	335,726
Income tax credit	2,458	1,002	4,573
Net (loss) income	$ (1,263,492)	$ 373,173	$ 340,299